Accumulated other comprehensive income (loss) - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity			$ 0
Other comprehensive income (loss), net of taxes	$ 14,783	$ 67,254	(252,535)
Unrealized net gains (losses) on translation of net investment in foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity			0
Other comprehensive income (loss), net of taxes	(713)	222	(4,787)
Unrealized net gains (losses) on translation of net investment in foreign operations | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	132	(259)	885
Unrealized net gains (losses) on translation of net investment in foreign operations | Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	280	(2,778)	1,243
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(8,876)	19,420	(38,925)
Gains (losses) on net investment hedge
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	8,163	(19,198)	34,138
Accumulated net investment gain (loss) | Held-to-maturity securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity	0	0	(99,143)
Reclassifications, net of tax	8,148	9,145	7,840
Other comprehensive income (loss), net of taxes	8,148	9,145	(91,303)
Accumulated net investment gain (loss) | Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	355	60,199	(298,768)
Net changes on investments transferred to held-to-maturity	0	0	99,143
Reclassifications, net of tax	0	14	19
Other comprehensive income (loss), net of taxes	635	57,435	(198,363)
Employee benefit plans adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity			0
Employee benefit plans adjustments | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	0	0	0
Net changes on investments transferred to held-to-maturity			0
Reclassifications, net of tax	0	0	(907)
Other comprehensive income (loss), net of taxes	2,281	(3,658)	8,495
Employee benefit plans adjustments | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity			0
Other comprehensive income (loss), net of taxes	4,432	4,110	33,423
Net actuarial gain (loss) | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(288)	(5,762)	6,218
Reclassifications, net of tax	2,358	2,284	2,218
Net actuarial gain (loss) | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	6,219	4,919	31,455
Reclassifications, net of tax	524	524	1,444
Prior service credit (cost) arising during the year | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	79	79	81
Prior service credit (cost) arising during the year | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	$ (2,311)	$ (1,333)	$ 524